Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

04020736

CERTNYS

1-10804

NYSE

REVISED

March 23, 2004

MAR 23 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAR 24 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, XL CAPITAL LTD., 6.50% Equity Security Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 19, 2004. Tentative listing date – March 23, 2004.

Sincerely,